Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	May 01, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
C000059523
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Corporate/Government Bond Fund
Account Value	$ 11,326	$ 10,637		$ 10,602	$ 10,826	$ 11,644	$ 11,126	$ 10,554	$ 10,165	$ 10,265	$ 10,054	$ 10,000
C000059524
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Corporate/Government Bond Fund
Account Value	$ 10,778	10,177		10,193	10,455	11,298	10,856	10,350	10,016	10,159	10,011	10,000
C000059525
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Corporate/Government Bond Fund
Account Value	$ 116,159	108,828		108,198	110,138	118,150	112,710	106,648	102,472	103,157	100,859	100,000
C000087895
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Dynamic Macro Fund
Account Value	$ 12,999	12,203		10,167	10,197	10,657	9,304	9,802	9,571	9,463	9,210	10,000
C000087896
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Dynamic Macro Fund
Account Value	$ 12,050	11,398		9,571	9,672	10,187	8,955	9,511	9,353	9,323	9,144	10,000
C000087897
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Dynamic Macro Fund
Account Value	$ 133,429	124,979		103,813	103,914	108,252	94,224	99,130	96,481	95,210	92,375	100,000
C000059526
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Emerging Markets Stock Fund
Account Value	$ 11,241	10,677		9,877	10,697	14,191	9,268	10,193	11,254	9,568	8,150	10,000
C000059527
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Emerging Markets Stock Fund
Account Value	$ 10,417	9,971		9,298	10,140	13,560	8,925	9,879	11,001	9,424	8,082	10,000
C000059528
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Emerging Markets Stock Fund
Account Value	$ 115,119	109,111		100,727	108,768	144,006	93,792	102,877	113,352	96,111	81,622	100,000
C000131123
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Floating Rate Bond Fund
Account Value	$ 13,993	13,235		11,895	11,625	11,527	10,285	11,149	10,814	10,536	10,007	10,000
C000131124
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Floating Rate Bond Fund
Account Value	$ 13,306	12,649		11,438	11,222	11,184	10,029	10,927	10,661	10,439	9,947	10,000
C000131125
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Floating Rate Bond Fund
Account Value	$ 143,376	135,283		121,288	118,238	116,961	103,995	112,565	108,914	105,868	100,209	100,000
C000107185
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Focused Large Cap Growth Fund
Account Value	$ 33,358	30,782		22,931	21,803	28,221	18,713	16,803	13,433	11,013	9,626	10,000
C000107186
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Focused Large Cap Growth Fund
Account Value	$ 30,955	28,777		21,601	20,701	26,988	18,030	16,315	13,137	10,857	9,551	10,000
C000107187
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Focused Large Cap Growth Fund
Account Value	$ 342,226	315,003		234,080	222,013	286,691	189,548	169,816	135,435	110,742	96,538	100,000
C000059529
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham High Yield Bond Fund
Account Value	$ 14,858	14,039		12,752	12,526	13,234	11,177	11,631	10,964	10,770	9,735	10,000
C000059530
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham High Yield Bond Fund
Account Value	$ 14,170	13,457		12,276	12,130	12,876	10,924	11,435	10,834	10,680	9,705	10,000
C000059531
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham High Yield Bond Fund
Account Value	$ 152,498	143,618		130,123	127,477	134,282	113,174	117,517	110,562	108,330	97,677	100,000
C000131120
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham International Opportunity Bond Fund
Account Value	$ 10,779	10,134		9,291	9,463	10,540	9,105	9,982	10,492	9,906	10,431	10,000
C000131121
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham International Opportunity Bond Fund
Account Value	$ 10,241	9,685		8,923	9,127	10,222	8,871	9,786	10,325	9,792	10,384	10,000
C000131122
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham International Opportunity Bond Fund
Account Value	$ 110,401	103,466		94,712	96,218	106,910	92,157	100,865	105,618	99,429	104,564	100,000
C000059532
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham International Stock Fund
Account Value	$ 18,573	16,449		13,958	12,910	14,775	9,576	10,707	11,450	9,836	8,731	10,000
C000059533
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham International Stock Fund
Account Value	$ 17,226	15,369		13,143	12,251	14,125	9,219	10,388	11,191	9,681	8,666	10,000
C000059534
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham International Stock Fund
Account Value	$ 190,438	168,219		142,424	131,404	150,000	96,977	108,119	115,338	98,796	87,566	100,000
C000059511
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Large Cap Value Fund
Account Value	$ 20,701	19,558		17,167	17,062	16,633	11,552	12,867	11,997	10,998	9,702	10,000
C000059512
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Large Cap Value Fund
Account Value	$ 19,205	18,285		16,168	16,187	15,897	11,125	12,483	11,731	10,831	9,632	10,000
C000059513
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Large Cap Value Fund
Account Value	$ 212,290	200,026		175,133	173,616	168,890	116,967	129,943	120,891	110,485	97,283	100,000
C000059520
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Long/Short Credit Fund
Account Value	$ 13,112	12,616		11,998	12,287	12,357	11,572	11,269	10,345	9,552	8,739	10,000
C000059521
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Long/Short Credit Fund
Account Value	$ 12,175	11,792		11,299	11,655	11,818	11,148	10,937	10,118	9,407	8,679	10,000
C000059522
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Long/Short Credit Fund
Account Value	$ 134,630	129,079		122,469	125,101	125,495	117,264	113,906	104,262	96,048	87,759	100,000
C000066378
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Monthly Distribution Fund
Account Value	$ 12,121	11,208		10,887	10,659	11,063	10,370	10,552	10,130	10,073	9,535	10,000
C000066379
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Monthly Distribution Fund
Account Value	$ 11,236	10,472		10,250	10,111	10,568	9,984	10,235	9,900	9,918	9,460	10,000
C000066380
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Monthly Distribution Fund
Account Value	$ 124,254	114,638		111,076	108,470	112,272	104,998	106,583	102,068	101,227	95,598	100,000
C000059508
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Real Estate Stock Fund
Account Value	$ 12,000	11,455		11,219	14,967	17,484	12,556	12,437	10,663	11,032	10,538	10,000
C000059509
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Real Estate Stock Fund
Account Value	$ 11,123	10,695		10,554	14,190	16,707	12,087	12,066	10,421	10,866	10,457	10,000
C000059510
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Real Estate Stock Fund
Account Value	$ 122,936	117,065		114,388	152,278	177,470	127,128	125,582	107,410	110,864	105,659	100,000
C000059514
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Small Cap Growth Fund
Account Value	$ 21,935	21,797		19,706	19,362	28,381	14,713	15,720	13,555	10,891	8,923	10,000
C000059515
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Small Cap Growth Fund
Account Value	$ 20,346	20,385		18,568	18,370	27,132	14,174	15,261	13,247	10,728	8,856	10,000
C000059516
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Small Cap Growth Fund
Account Value	$ 224,894	222,960		201,038	197,040	287,982	148,915	158,758	136,511	109,440	89,396	100,000
C000059517
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Small Cap Value Fund
Account Value	$ 16,820	17,439		15,173	16,155	16,606	10,179	13,324	12,636	11,995	9,565	10,000
C000059518
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Small Cap Value Fund
Account Value	$ 15,587	16,287		14,273	15,315	15,865	9,796	12,923	12,352	11,812	9,492	10,000
C000059519
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham Small Cap Value Fund
Account Value	$ 172,476	178,359		154,802	164,382	168,600	103,068	134,582	127,285	120,543	95,943	100,000
C000241914
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham U.S. Enhanced Market Fund
Account Value	$ 13,322	11,983	$ 10,000
C000241912
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham U.S. Enhanced Market Fund
Account Value	$ 13,127	11,893	10,000
C000241913
Account Value [Line Items]
Line Graph and Table Measure Name	Dunham U.S. Enhanced Market Fund
Account Value	$ 133,913	120,076	100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	10,786		10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	10,786		10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 116,511	107,861		109,468	109,938	120,167	120,488	108,703	103,241	103,572	102,720	100,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 22,879	20,457		17,416	17,064	18,046	12,382	13,028	12,400	10,861	9,434	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 22,879	20,457		17,416	17,064	18,046	12,382	13,028	12,400	10,861	9,434	10,000
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Account Value	$ 197,855	180,888		161,866	161,158	172,996	123,113	129,811	122,876	110,182	96,883	100,000
Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Diversified Emerging Markets Category
Account Value	$ 13,293	12,471		11,326	11,737	14,485	9,580	11,025	11,732	9,936	8,451	10,000
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,537	12,416		11,300	12,087	14,800	9,952	11,309	11,910	9,785	8,213	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 160,316	143,236		131,017	127,139	141,757	99,146	112,046	115,784	99,894	88,722	100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	10,786		10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	10,786		10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 116,511	107,861		109,468	109,938	120,167	120,488	108,703	103,241	103,572	102,720	100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507		23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507		23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 319,550	285,068		232,402	226,370	225,889	154,738	153,414	135,173	119,341	101,206	100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	10,786		10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	10,786		10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 116,511	107,861		109,468	109,938	120,167	120,488	108,703	103,241	103,572	102,720	100,000
Bloomberg Global Aggregate ex USD Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD Unhedged
Account Value	$ 10,102	9,227		9,567	9,956	11,789	11,048	10,681	10,956	10,175	10,655	10,000
Bloomberg Global Aggregate ex USD Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD Unhedged
Account Value	$ 10,102	9,227		9,567	9,956	11,789	11,048	10,681	10,956	10,175	10,655	10,000
Bloomberg Global Aggregate ex USD Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD Unhedged
Account Value	$ 101,016	92,269		95,675	99,556	117,885	110,476	106,812	109,561	101,747	106,548	100,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,032	14,324		13,102	12,714	14,176	9,915	11,205	11,578	9,989	8,872	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,032	14,324		13,102	12,714	14,176	9,915	11,205	11,578	9,989	8,872	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 160,316	143,236		131,017	127,139	141,757	99,146	112,046	115,784	99,894	88,722	100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507		23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507		23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 223,132	205,556		181,231	179,059	176,730	121,110	136,099	124,789	116,080	99,596	100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	10,786		10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	10,786		10,947	10,994	12,017	12,049	10,870	10,324	10,357	10,272	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 116,511	107,861		109,468	109,938	120,167	120,488	108,703	103,241	103,572	102,720	100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507		23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507		23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 319,550	285,068		232,402	226,370	225,889	154,738	153,414	135,173	119,341	101,206	100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507		23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507		23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 319,550	285,068		232,402	226,370	225,889	154,738	153,414	135,173	119,341	101,206	100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507		23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507		23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 319,550	285,068		232,402	226,370	225,889	154,738	153,414	135,173	119,341	101,206	100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507		23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	28,507		23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 176,870	178,088		156,178	169,734	181,701	101,530	133,319	130,462	122,465	96,291	100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 13,755	12,271	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 13,755	12,271	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 137,552	122,709	100,000
Morningstar Intermediate Core Plus Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Intermediate Core Plus Bond Category
Account Value	$ 11,972	11,087		11,101	11,226	12,225	11,682	10,952	10,436	10,409	10,148	10,000
Morningstar Intermediate Core Plus Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Intermediate Core Plus Bond Category
Account Value	$ 11,972	11,087		11,101	11,226	12,225	11,682	10,952	10,436	10,409	10,148	10,000
Morningstar Intermediate Core Plus Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Intermediate Core Plus Bond Category
Account Value	$ 119,717	110,867		111,007	112,261	122,252	116,818	109,516	104,362	104,094	101,479	100,000
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Account Value	$ 19,785	18,089		16,187	16,116	17,300	12,311	12,981	12,288	11,018	9,688	10,000
Morningstar Tactical Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Tactical Allocation Category
Account Value	$ 14,300	13,648		12,480	12,838	13,536	10,490	11,038	10,804	10,170	9,393	10,000
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Account Value	$ 19,785	18,089		16,187	16,116	17,300	12,311	12,981	12,288	11,018	9,688	10,000
Morningstar Tactical Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Tactical Allocation Category
Account Value	$ 14,300	13,648		12,480	12,838	13,536	10,490	11,038	10,804	10,170	9,393	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 228,791	204,569		174,156	170,640	180,458	123,819	130,277	124,000	108,615	94,338	100,000
Morningstar Tactical Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Tactical Allocation Category
Account Value	$ 142,995	136,477		124,797	128,382	135,358	104,898	110,379	108,035	101,702	93,933	100,000
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,537	12,416		11,300	12,087	14,800	9,952	11,309	11,910	9,785	8,213	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,032	14,324		13,102	12,714	14,176	9,915	11,205	11,578	9,989	8,872	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,032	14,324		13,102	12,714	14,176	9,915	11,205	11,578	9,989	8,872	10,000
Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Diversified Emerging Markets Category
Account Value	$ 13,293	12,471		11,326	11,737	14,485	9,580	11,025	11,732	9,936	8,451	10,000
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 135,368	124,165		113,000	120,871	147,999	99,520	113,092	119,096	97,849	82,135	100,000
Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Diversified Emerging Markets Category
Account Value	$ 132,929	124,709		113,256	117,368	144,853	95,799	110,254	117,320	99,361	84,513	100,000
Morningstar LSTA US Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan 100 Index
Account Value	$ 15,683	14,662		13,153	12,676	12,461	11,113	11,582	11,056	10,637	9,943	10,000
Morningstar Bank Loan Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Bank Loan Category
Account Value	$ 14,483	13,728		12,383	12,153	11,980	10,546	11,387	11,012	10,625	9,910	10,000
Morningstar LSTA US Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan 100 Index
Account Value	$ 15,683	14,662		13,153	12,676	12,461	11,113	11,582	11,056	10,637	9,943	10,000
Morningstar Bank Loan Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Bank Loan Category
Account Value	$ 14,483	13,728		12,383	12,153	11,980	10,546	11,387	11,012	10,625	9,910	10,000
Morningstar LSTA US Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan 100 Index
Account Value	$ 156,831	146,613		131,527	126,755	124,612	111,129	115,818	110,556	106,363	99,426	99,999
Morningstar Bank Loan Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Bank Loan Category
Account Value	$ 144,832	137,284		123,833	121,525	119,795	105,462	113,868	110,124	106,254	99,104	100,000
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 41,358	36,148		27,426	26,800	28,314	18,700	16,872	14,367	12,078	10,107	10,000
Morningstar Large Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Cap Growth Category
Account Value	$ 31,263	27,943		21,688	21,735	24,886	16,411	15,591	13,586	11,485	9,744	10,000
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 41,358	36,148		27,426	26,800	28,314	18,700	16,872	14,367	12,078	10,107	10,000
Morningstar Large Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Cap Growth Category
Account Value	$ 31,263	27,943		21,688	21,735	24,886	16,411	15,591	13,586	11,485	9,744	10,000
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 413,577	361,477		274,261	268,001	283,142	187,001	168,719	143,674	120,779	101,074	100,000
Morningstar Large Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Cap Growth Category
Account Value	$ 312,625	279,425		216,881	217,350	248,862	164,109	155,911	135,855	114,852	97,441	100,000
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value	$ 15,984	14,707		13,505	13,344	14,040	11,705	12,348	11,569	11,212	9,873	10,000
Morningstar High-Yield Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar High-Yield Bond Category
Account Value	$ 14,544	13,534		12,490	12,438	13,063	11,026	11,692	11,112	10,846	9,745	10,000
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value	$ 15,984	14,707		13,505	13,344	14,040	11,705	12,348	11,569	11,212	9,873	10,000
Morningstar High-Yield Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar High-Yield Bond Category
Account Value	$ 14,544	13,534		12,490	12,438	13,063	11,026	11,692	11,112	10,846	9,745	10,000
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value	$ 159,842	147,066		135,055	133,439	140,398	117,054	123,482	115,686	112,117	98,727	100,000
Morningstar High-Yield Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar High-Yield Bond Category
Account Value	$ 145,444	135,340		124,895	124,378	130,629	110,261	116,923	111,122	108,464	97,449	100,000
Morningstar Global Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Bond Category
Account Value	$ 11,079	10,208		10,272	10,456	11,786	10,896	10,771	10,633	10,255	10,112	10,000
Bloomberg Global Aggregate ex USD Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD Hedged Index
Account Value	$ 12,727	11,924		11,411	11,526	12,168	12,176	11,438	10,854	10,572	10,362	10,000
Morningstar Global Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Bond Category
Account Value	$ 11,079	10,208		10,272	10,456	11,786	10,896	10,771	10,633	10,255	10,112	10,000
Bloomberg Global Aggregate ex USD Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD Hedged Index
Account Value	$ 12,727	11,924		11,411	11,526	12,168	12,176	11,438	10,854	10,572	10,362	10,000
Morningstar Global Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Bond Category
Account Value	$ 110,787	102,076		102,724	104,558	117,860	108,961	107,714	106,325	102,547	101,123	100,000
Bloomberg Global Aggregate ex USD Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD Hedged Index
Account Value	$ 127,269	119,245		114,107	115,258	121,677	121,759	114,383	108,540	105,724	103,618	100,000
Morningstar Foreign Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Value Category
Account Value	$ 15,901	13,797		12,625	11,750	12,387	8,716	10,556	11,229	9,988	8,943	10,000
Morningstar Foreign Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Value Category
Account Value	$ 15,901	13,797		12,625	11,750	12,387	8,716	10,556	11,229	9,988	8,943	10,000
Morningstar Foreign Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Value Category
Account Value	$ 159,006	137,965		126,250	117,503	123,869	87,156	105,556	112,293	99,877	89,433	100,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 22,313	20,556		18,123	17,906	17,673	12,111	13,610	12,479	11,608	9,960	10,000
Morningstar Large Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Cap Value Category
Account Value	$ 21,971	20,449		17,874	17,608	17,082	11,718	13,256	12,342	11,271	9,736	10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 22,313	20,556		18,123	17,906	17,673	12,111	13,610	12,479	11,608	9,960	10,000
Morningstar Large Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Cap Value Category
Account Value	$ 21,971	20,449		17,874	17,608	17,082	11,718	13,256	12,342	11,271	9,736	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 319,550	285,068		232,402	226,370	225,889	154,738	153,414	135,173	119,341	101,206	100,000
Morningstar Large Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Cap Value Category
Account Value	$ 219,710	204,494		178,744	176,081	170,815	117,184	132,563	123,420	112,709	97,359	100,000
Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Nontraditional Bond Category
Account Value	$ 12,541	11,888		11,203	11,277	11,685	10,540	10,865	10,634	10,376	9,852	10,000
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value [Line Items]
Line Graph and Table Measure Name	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value	$ 16,156	14,971		13,812	13,050	12,661	12,279	11,686	11,110	10,665	10,315	10,000
Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Nontraditional Bond Category
Account Value	$ 12,541	11,888		11,203	11,277	11,685	10,540	10,865	10,634	10,376	9,852	10,000
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value [Line Items]
Line Graph and Table Measure Name	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value	$ 16,156	14,971		13,812	13,050	12,661	12,279	11,686	11,110	10,665	10,315	10,000
Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Nontraditional Bond Category
Account Value	$ 125,413	118,876		112,027	112,765	116,852	105,398	108,647	106,337	103,762	98,520	100,000
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value [Line Items]
Line Graph and Table Measure Name	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value	$ 161,558	149,710		138,118	130,501	126,608	122,787	116,861	111,104	106,652	103,148	100,000
Morningstar Event Driven Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Event Driven Category
Account Value	$ 14,135	13,341		12,828	12,710	12,873	11,145	11,255	10,515	10,386	9,831	10,000
Credit Suisse Merger Arb Liquidity Beta Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Merger Arb Liquidity Beta Index
Account Value	$ 14,603	13,273		12,933	12,535	12,433	11,249	11,170	10,561	10,174	10,095	10,000
Morningstar Event Driven Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Event Driven Category
Account Value	$ 14,135	13,341		12,828	12,710	12,873	11,145	11,255	10,515	10,386	9,831	10,000
Credit Suisse Merger Arb Liquidity Beta Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Merger Arb Liquidity Beta Index
Account Value	$ 14,603	13,273		12,933	12,535	12,433	11,249	11,170	10,561	10,174	10,095	10,000
Morningstar Event Driven Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Event Driven Category
Account Value	$ 141,351	133,406		128,277	127,095	128,733	111,452	112,553	105,145	103,859	98,314	100,000
Credit Suisse Merger Arb Liquidity Beta Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Merger Arb Liquidity Beta Index
Account Value	$ 146,028	132,730		129,327	125,350	124,328	112,484	111,697	105,607	101,739	100,953	100,000
Dow Jones US Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones US Real Estate Index
Account Value	$ 17,719	15,096		15,192	17,786	16,586	12,411	13,661	11,474	11,493	10,641	10,000
Morningstar Real Estate Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Real Estate Category
Account Value	$ 15,932	14,027		14,012	16,647	15,405	11,131	12,736	10,954	11,141	10,567	10,000
Dow Jones US Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones US Real Estate Index
Account Value	$ 17,719	15,096		15,192	17,786	16,586	12,411	13,661	11,474	11,493	10,641	10,000
Morningstar Real Estate Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Real Estate Category
Account Value	$ 15,932	14,027		14,012	16,647	15,405	11,131	12,736	10,954	11,141	10,567	10,000
Dow Jones US Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones US Real Estate Index
Account Value	$ 177,181	150,950		151,912	177,852	165,852	124,109	136,606	114,738	114,930	106,402	100,000
Morningstar Real Estate Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Real Estate Category
Account Value	$ 159,319	140,269		140,119	166,467	154,048	111,308	127,359	109,539	111,406	105,670	100,000
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 18,579	18,140		16,141	16,025	21,786	12,879	14,187	13,270	11,381	9,173	10,000
Morningstar Small Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Cap Growth Category
Account Value	$ 19,831	19,575		17,440	18,075	23,269	13,354	14,572	13,114	11,259	9,161	10,000
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 18,579	18,140		16,141	16,025	21,786	12,879	14,187	13,270	11,381	9,173	10,000
Morningstar Small Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Cap Growth Category
Account Value	$ 19,831	19,575		17,440	18,075	23,269	13,354	14,572	13,114	11,259	9,161	10,000
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 185,787	181,401		161,409	160,250	217,857	128,792	141,868	132,698	113,807	91,733	100,000
Morningstar Small Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Cap Growth Category
Account Value	$ 198,305	195,753		174,403	180,747	232,686	133,537	145,720	131,142	112,585	91,612	100,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 17,687	17,809		15,618	16,973	18,170	10,153	13,332	13,046	12,246	9,629	10,000
Morningstar Small Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Cap Value Category
Account Value	$ 17,804	18,230		15,754	16,210	16,818	9,350	12,421	12,393	11,654	9,566	10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 17,687	17,809		15,618	16,973	18,170	10,153	13,332	13,046	12,246	9,629	10,000
Morningstar Small Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Cap Value Category
Account Value	$ 17,804	18,230		15,754	16,210	16,818	9,350	12,421	12,393	11,654	9,566	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 319,550	285,068		232,402	226,370	225,889	154,738	153,414	135,173	119,341	101,206	100,000
Morningstar Small Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Cap Value Category
Account Value	$ 178,042	182,296		$ 157,537	$ 162,104	$ 168,183	$ 93,501	$ 124,213	$ 123,929	$ 116,538	$ 95,658	$ 100,000
Morningstar Global Moderately Conservative Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Moderately Conservative Allocation Category
Account Value	$ 11,505	10,639	10,000
Morningstar Global Moderately Conservative Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Moderately Conservative Allocation Category
Account Value	$ 11,505	10,639	10,000
Morningstar Global Moderately Conservative Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Moderately Conservative Allocation Category
Account Value	$ 115,050	$ 106,389	$ 100,000